STOCK BASED COMPENSATION (Schedule of Stock-based Compensation Plans) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 111,599	$ 157,825	$ 401,807	$ 870,242	$ 1,211,672	$ 610,587	$ 1,430,955
2007 Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	3,617	12,062	15,149	12,084	18,322	348,850	1,339,692
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	92,323	116,956	323,927	682,537	776,416	87,378
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 15,659	$ 28,807	$ 62,731	$ 175,621	$ 416,934	$ 174,359	91,263
2016 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation